CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	17,992	$ 1,774,911
Curtiss-Wright Corp.	7,410	2,350,970
Hexcel Corp.	15,963	874,134
Woodward, Inc.	11,679	2,131,301
		$ 7,131,316
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	23,511	$ 918,810
		$ 918,810
Automobile Components — 0.8%
Autoliv, Inc.	14,067	$1,244,226
Gentex Corp.	44,748	1,042,628
Goodyear Tire & Rubber Co.(1)	57,091	527,521
Lear Corp.	10,553	930,986
Visteon Corp.(1)	5,534	429,549
		$4,174,910
Automobiles — 0.3%
Harley-Davidson, Inc.	22,953	$579,563
Thor Industries, Inc.	10,471	793,807
		$1,373,370
Banks — 6.5%
Associated Banc-Corp.	32,231	$726,164
Bank OZK	20,759	901,979
Cadence Bank	36,111	1,096,330
Columbia Banking System, Inc.	41,227	1,028,201
Comerica, Inc.	25,855	1,526,996
Commerce Bancshares, Inc.	24,020	1,494,765
Cullen/Frost Bankers, Inc.	12,639	1,582,403
East West Bancorp, Inc.	27,276	2,448,294
F.N.B. Corp.	70,756	951,668
First Financial Bankshares, Inc.	25,306	908,991
First Horizon Corp.	103,100	2,002,202
Flagstar Financial, Inc.	59,624	692,831
Glacier Bancorp, Inc.	22,312	986,637
Hancock Whitney Corp.	16,933	888,136
Home BancShares, Inc.	36,377	1,028,378
International Bancshares Corp.	10,715	675,688
Old National Bancorp	62,762	1,329,927
Pinnacle Financial Partners, Inc.	15,057	1,596,644
Prosperity Bancshares, Inc.	18,746	1,337,902
SouthState Corp.	19,318	1,793,097
Synovus Financial Corp.	27,775	1,298,203
Texas Capital Bancshares, Inc.(1)	9,053	676,259
UMB Financial Corp.	13,391	1,353,830
United Bankshares, Inc.	28,090	973,880
Security	Shares	Value
Banks (continued)
Valley National Bancorp	93,453	$ 830,797
Webster Financial Corp.	33,722	1,738,369
Western Alliance Bancorp	21,460	1,648,772
Wintrust Financial Corp.	13,083	1,471,314
Zions Bancorp NA	29,094	1,450,627
		$ 36,439,284
Beverages — 0.6%
Boston Beer Co., Inc., Class A(1)	1,723	$ 411,521
Celsius Holdings, Inc.(1)	30,983	1,103,615
Coca-Cola Consolidated, Inc.	1,160	1,566,000
		$3,081,136
Biotechnology — 2.5%
BioMarin Pharmaceutical, Inc.(1)	37,498	$2,650,734
Cytokinetics, Inc.(1)	23,220	933,212
Exelixis, Inc.(1)	55,068	2,033,110
Halozyme Therapeutics, Inc.(1)	25,033	1,597,356
Neurocrine Biosciences, Inc.(1)	19,617	2,169,640
Roivant Sciences Ltd.(1)(2)	82,833	835,785
Sarepta Therapeutics, Inc.(1)	18,794	1,199,433
United Therapeutics Corp.(1)	8,784	2,707,844
		$14,127,114
Broadline Retail — 0.5%
Macy's, Inc.	54,626	$686,103
Nordstrom, Inc.	19,160	468,462
Ollie's Bargain Outlet Holdings, Inc.(1)	12,057	1,402,952
		$2,557,517
Building Products — 2.4%
AAON, Inc.	13,274	$1,037,098
Advanced Drainage Systems, Inc.	13,890	1,509,148
Carlisle Cos., Inc.	8,747	2,978,353
Fortune Brands Innovations, Inc.	24,442	1,488,029
Owens Corning	16,878	2,410,516
Simpson Manufacturing Co., Inc.	8,296	1,303,136
Trex Co., Inc.(1)	21,081	1,224,806
UFP Industries, Inc.	11,948	1,278,914
		$13,230,000
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	5,756	$967,181
Carlyle Group, Inc.	41,522	1,809,944
Evercore, Inc., Class A	6,966	1,391,249
Federated Hermes, Inc.	15,607	636,297
Hamilton Lane, Inc., Class A	8,527	1,267,709
Houlihan Lokey, Inc.	10,630	1,716,745
Interactive Brokers Group, Inc., Class A	21,423	3,547,435
Janus Henderson Group PLC	25,026	904,690

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.	32,035	$ 1,716,115
Morningstar, Inc.	5,316	1,594,109
SEI Investments Co.	18,967	1,472,408
Stifel Financial Corp.	20,103	1,894,909
		$ 18,918,791
Chemicals — 1.6%
Ashland, Inc.	9,284	$ 550,448
Avient Corp.	17,976	667,988
Axalta Coating Systems Ltd.(1)	42,921	1,423,690
Cabot Corp.	10,668	886,937
NewMarket Corp.	1,499	849,109
Olin Corp.	22,765	551,824
RPM International, Inc.	25,296	2,926,241
Scotts Miracle-Gro Co.	8,538	468,651
Westlake Corp.	6,584	658,597
		$8,983,485
Commercial Services & Supplies — 1.6%
Brink's Co.	8,587	$739,856
Clean Harbors, Inc.(1)	9,969	1,964,890
MSA Safety, Inc.	7,723	1,132,887
RB Global, Inc.	36,285	3,639,385
Tetra Tech, Inc.	52,738	1,542,587
		$9,019,605
Communications Equipment — 0.5%
Ciena Corp.(1)	27,962	$1,689,743
Lumentum Holdings, Inc.(1)	13,770	858,422
		$2,548,165
Construction & Engineering — 2.1%
AECOM	26,107	$2,420,902
Comfort Systems USA, Inc.	6,981	2,250,186
EMCOR Group, Inc.	9,051	3,345,521
Fluor Corp.(1)	33,747	1,208,817
MasTec, Inc.(1)	12,113	1,413,708
Valmont Industries, Inc.	3,942	1,124,929
		$11,764,063
Construction Materials — 0.4%
Eagle Materials, Inc.	6,550	$1,453,642
Knife River Corp.(1)	11,139	1,004,849
		$2,458,491
Consumer Finance — 0.7%
Ally Financial, Inc.	54,078	$1,972,224
FirstCash Holdings, Inc.	7,662	921,892
SLM Corp.	41,397	1,215,830
		$4,109,946
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos., Inc., Class A	79,797	$ 1,754,736
BJ's Wholesale Club Holdings, Inc.(1)	25,990	2,965,459
Casey's General Stores, Inc.	7,303	3,169,794
Maplebear, Inc.(1)	31,844	1,270,257
Performance Food Group Co.(1)	30,736	2,416,772
Sprouts Farmers Market, Inc.(1)	19,674	3,003,039
U.S. Foods Holding Corp.(1)	45,328	2,967,171
		$ 17,547,228
Containers & Packaging — 1.6%
AptarGroup, Inc.	13,083	$1,941,256
Berry Global Group, Inc.	22,954	1,602,419
Crown Holdings, Inc.	23,032	2,055,836
Graphic Packaging Holding Co.	59,069	1,533,431
Greif, Inc., Class A	5,295	291,172
Silgan Holdings, Inc.	15,969	816,335
Sonoco Products Co.	19,333	913,291
		$9,153,740
Diversified Consumer Services — 1.4%
Duolingo, Inc.(1)	7,456	$2,315,386
Graham Holdings Co., Class B	675	648,580
Grand Canyon Education, Inc.(1)	5,655	978,428
H&R Block, Inc.	26,336	1,446,110
Service Corp. International	28,374	2,275,595
		$7,664,099
Diversified REITs — 0.5%
W.P. Carey, Inc.	43,060	$2,717,517
		$2,717,517
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	43,606	$1,563,711
Iridium Communications, Inc.	21,415	585,058
		$2,148,769
Electric Utilities — 1.0%
ALLETE, Inc.	11,392	$748,454
IDACORP, Inc.	10,481	1,218,102
OGE Energy Corp.	39,538	1,817,166
Portland General Electric Co.	21,515	959,569
TXNM Energy, Inc.	17,747	949,110
		$5,692,401
Electrical Equipment — 1.3%
Acuity, Inc.	6,032	$1,588,527
EnerSys	7,758	710,478
NEXTracker, Inc., Class A(1)	28,276	1,191,551
nVent Electric PLC	32,428	1,699,876
Regal Rexnord Corp.	13,031	1,483,579

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	29,428	$ 714,217
		$ 7,388,228
Electronic Equipment, Instruments & Components — 2.6%
Arrow Electronics, Inc.(1)	10,265	$ 1,065,815
Avnet, Inc.	17,020	818,492
Belden, Inc.	7,923	794,281
Cognex Corp.	33,422	996,978
Coherent Corp.(1)	30,491	1,980,086
Crane NXT Co.	9,854	506,496
Fabrinet(1)	7,081	1,398,568
Flex Ltd.(1)	75,378	2,493,504
IPG Photonics Corp.(1)	5,371	339,125
Littelfuse, Inc.	4,882	960,485
Novanta, Inc.(1)	7,068	903,785
TD SYNNEX Corp.	14,824	1,541,103
Vontier Corp.	29,258	961,125
		$14,759,843
Energy Equipment & Services — 0.6%
ChampionX Corp.	37,541	$1,118,722
NOV, Inc.	74,928	1,140,404
Valaris Ltd.(1)	13,105	514,502
Weatherford International PLC	14,552	779,260
		$3,552,888
Entertainment — 0.2%
Warner Music Group Corp., Class A	28,363	$889,180
		$889,180
Financial Services — 1.9%
Equitable Holdings, Inc.	60,974	$3,176,136
Essent Group Ltd.	20,662	1,192,611
Euronet Worldwide, Inc.(1)	8,125	868,156
MGIC Investment Corp.	48,884	1,211,345
Shift4 Payments, Inc., Class A(1)(2)	13,510	1,103,902
Voya Financial, Inc.	18,931	1,282,765
Western Union Co.	66,484	703,401
WEX, Inc.(1)	6,873	1,079,198
		$10,617,514
Food Products — 1.0%
Darling Ingredients, Inc.(1)	31,294	$977,625
Flowers Foods, Inc.	38,536	732,569
Ingredion, Inc.	12,691	1,715,950
Lancaster Colony Corp.	3,865	676,375
Pilgrim's Pride Corp.(1)	7,931	432,319
Post Holdings, Inc.(1)	9,002	1,047,473
		$5,582,311
Security	Shares	Value
Gas Utilities — 1.1%
National Fuel Gas Co.	17,817	$ 1,410,928
New Jersey Resources Corp.	19,863	974,479
ONE Gas, Inc.	11,147	842,602
Southwest Gas Holdings, Inc.	11,857	851,332
Spire, Inc.	11,567	905,118
UGI Corp.	42,266	1,397,737
		$ 6,382,196
Ground Transportation — 1.5%
Avis Budget Group, Inc.(1)(2)	3,380	$256,542
Knight-Swift Transportation Holdings, Inc.	31,853	1,385,287
Landstar System, Inc.	6,949	1,043,740
Ryder System, Inc.	8,280	1,190,747
Saia, Inc.(1)	5,233	1,828,567
XPO, Inc.(1)	23,068	2,481,655
		$8,186,538
Health Care Equipment & Supplies — 1.6%
DENTSPLY SIRONA, Inc.	39,815	$594,836
Envista Holdings Corp.(1)	34,496	595,401
Globus Medical, Inc., Class A(1)	22,378	1,638,070
Haemonetics Corp.(1)	10,060	639,313
Lantheus Holdings, Inc.(1)	13,680	1,335,168
LivaNova PLC(1)	10,880	427,366
Masimo Corp.(1)	8,744	1,456,750
Penumbra, Inc.(1)	7,551	2,019,213
		$8,706,117
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(1)	18,604	$564,073
Amedisys, Inc.(1)	6,561	607,745
Chemed Corp.	2,948	1,813,963
Encompass Health Corp.	19,823	2,007,673
Ensign Group, Inc.	11,219	1,451,739
HealthEquity, Inc.(1)	17,051	1,506,797
Hims & Hers Health, Inc.(1)	37,618	1,111,612
Option Care Health, Inc.(1)	33,484	1,170,266
Tenet Healthcare Corp.(1)	18,711	2,516,630
		$12,750,498
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	69,728	$1,178,403
Omega Healthcare Investors, Inc.	55,453	2,111,650
Sabra Health Care REIT, Inc.	46,550	813,229
		$4,103,282
Health Care Technology — 0.3%
Doximity, Inc., Class A(1)	26,267	$1,524,274
		$1,524,274

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	41,342	$ 441,533
		$ 441,533
Hotels, Restaurants & Leisure — 3.3%
Aramark	52,161	$ 1,800,598
Boyd Gaming Corp.	13,043	858,621
Cava Group, Inc.(1)	16,000	1,382,560
Choice Hotels International, Inc.	4,475	594,191
Churchill Downs, Inc.	14,461	1,606,183
Hilton Grand Vacations, Inc.(1)	12,428	464,932
Hyatt Hotels Corp., Class A	8,471	1,037,698
Light & Wonder, Inc.(1)	17,375	1,504,849
Marriott Vacations Worldwide Corp.	6,433	413,256
Planet Fitness, Inc., Class A(1)	16,563	1,600,151
Texas Roadhouse, Inc.	13,126	2,187,185
Travel & Leisure Co.	13,701	634,219
Vail Resorts, Inc.	7,366	1,178,707
Wendy's Co.	34,297	501,765
Wingstop, Inc.	5,748	1,296,634
Wyndham Hotels & Resorts, Inc.	15,297	1,384,531
		$18,446,080
Household Durables — 1.6%
KB Home	13,655	$793,629
Somnigroup International, Inc.(2)	37,625	2,252,985
Taylor Morrison Home Corp.(1)	20,360	1,222,414
Toll Brothers, Inc.	19,654	2,075,266
TopBuild Corp.(1)	5,769	1,759,256
Whirlpool Corp.	10,897	982,147
		$9,085,697
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	11,307	$800,196
		$800,196
Industrial REITs — 1.1%
EastGroup Properties, Inc.	10,219	$1,800,077
First Industrial Realty Trust, Inc.	26,049	1,405,604
Rexford Industrial Realty, Inc.	44,771	1,752,785
STAG Industrial, Inc.	36,496	1,318,235
		$6,276,701
Insurance — 4.9%
American Financial Group, Inc.	14,210	$1,866,341
Brighthouse Financial, Inc.(1)	11,536	668,973
CNO Financial Group, Inc.	19,994	832,750
Fidelity National Financial, Inc.	51,148	3,328,712
First American Financial Corp.	20,267	1,330,123
Hanover Insurance Group, Inc.	7,090	1,233,305
Kemper Corp.	11,818	790,033
Security	Shares	Value
Insurance (continued)
Kinsale Capital Group, Inc.	4,353	$ 2,118,649
Old Republic International Corp.	45,898	1,800,119
Primerica, Inc.	6,566	1,868,224
Reinsurance Group of America, Inc.	12,961	2,552,021
RenaissanceRe Holdings Ltd.	9,690	2,325,600
RLI Corp.	16,408	1,318,055
Ryan Specialty Holdings, Inc.	20,934	1,546,395
Selective Insurance Group, Inc.	11,964	1,095,185
Unum Group	32,329	2,633,520
		$27,308,005
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	54,333	$543,330
		$543,330
IT Services — 0.4%
ASGN, Inc.(1)	8,853	$557,916
Kyndryl Holdings, Inc.(1)	45,784	1,437,618
		$1,995,534
Leisure Products — 0.5%
Brunswick Corp.	12,983	$699,134
Mattel, Inc.(1)	66,287	1,287,956
Polaris, Inc.	10,506	430,116
YETI Holdings, Inc.(1)	16,997	562,601
		$2,979,807
Life Sciences Tools & Services — 1.7%
Avantor, Inc.(1)	133,971	$2,171,670
Bio-Rad Laboratories, Inc., Class A(1)	3,792	923,580
Bruker Corp.	21,774	908,847
Illumina, Inc.(1)	31,166	2,472,710
Medpace Holdings, Inc.(1)	4,916	1,497,856
Repligen Corp.(1)	10,252	1,304,464
Sotera Health Co.(1)	30,094	350,896
		$9,630,023
Machinery — 4.9%
AGCO Corp.	12,190	$1,128,428
Chart Industries, Inc.(1)	8,274	1,194,435
CNH Industrial NV	172,021	2,112,418
Crane Co.	9,572	1,466,239
Donaldson Co., Inc.	23,498	1,575,776
ESAB Corp.	11,180	1,302,470
Flowserve Corp.	25,849	1,262,465
Graco, Inc.	33,222	2,774,369
ITT, Inc.	16,016	2,068,627
Lincoln Electric Holdings, Inc.	11,102	2,100,054
Middleby Corp.(1)	10,584	1,608,556
Mueller Industries, Inc.	22,378	1,703,861

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Oshkosh Corp.	12,802	$ 1,204,412
RBC Bearings, Inc.(1)	6,153	1,979,851
Terex Corp.	13,065	493,596
Timken Co.	12,554	902,256
Toro Co.	19,799	1,440,377
Watts Water Technologies, Inc., Class A	5,385	1,098,109
		$ 27,416,299
Marine Transportation — 0.2%
Kirby Corp.(1)	11,294	$1,140,807
		$1,140,807
Media — 0.6%
EchoStar Corp., Class A(1)	23,773	$608,113
New York Times Co., Class A	32,105	1,592,408
Nexstar Media Group, Inc.	5,738	1,028,365
		$3,228,886
Metals & Mining — 2.5%
Alcoa Corp.	50,833	$1,550,407
ATI, Inc.(1)	28,066	1,460,274
Carpenter Technology Corp.	9,828	1,780,637
Cleveland-Cliffs, Inc.(1)(2)	95,242	782,889
Commercial Metals Co.	22,360	1,028,784
Reliance, Inc.	10,648	3,074,610
Royal Gold, Inc.	12,938	2,115,492
U.S. Steel Corp.	44,304	1,872,287
		$13,665,380
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	113,795	$2,311,177
Starwood Property Trust, Inc.	63,021	1,245,925
		$3,557,102
Multi-Utilities — 0.3%
Black Hills Corp.	14,091	$854,619
Northwestern Energy Group, Inc.	12,067	698,317
		$1,552,936
Office REITs — 0.6%
COPT Defense Properties	22,526	$614,284
Cousins Properties, Inc.	32,988	973,146
Kilroy Realty Corp.	20,920	685,339
Vornado Realty Trust	32,669	1,208,427
		$3,481,196
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	65,918	$1,186,524
Antero Resources Corp.(1)	57,553	2,327,443
Chord Energy Corp.	12,028	1,355,796
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.	17,785	$ 620,519
CNX Resources Corp.(1)	29,285	921,892
DT Midstream, Inc.	19,936	1,923,425
HF Sinclair Corp.	31,467	1,034,635
Matador Resources Co.	22,831	1,166,436
Murphy Oil Corp.	26,974	766,062
Ovintiv, Inc.	51,220	2,192,216
PBF Energy, Inc., Class A	19,600	374,164
Permian Resources Corp.	125,862	1,743,189
Range Resources Corp.	47,479	1,895,836
Viper Energy, Inc.	25,736	1,161,980
		$18,670,117
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,300	$1,131,354
		$1,131,354
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	24,216	$1,191,912
American Airlines Group, Inc.(1)	129,380	1,364,959
		$2,556,871
Personal Care Products — 0.5%
BellRing Brands, Inc.(1)	25,240	$1,879,370
Coty, Inc., Class A(1)	72,059	394,163
e.l.f. Beauty, Inc.(1)	11,283	708,460
		$2,981,993
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(1)	11,895	$1,476,764
Perrigo Co. PLC	26,843	752,678
		$2,229,442
Professional Services — 2.4%
CACI International, Inc., Class A(1)	4,411	$1,618,484
Concentrix Corp.	9,355	520,512
ExlService Holdings, Inc.(1)	31,654	1,494,385
Exponent, Inc.	9,988	809,627
FTI Consulting, Inc.(1)	6,950	1,140,356
Genpact Ltd.	31,616	1,592,814
Insperity, Inc.	6,959	620,952
KBR, Inc.	26,216	1,305,819
ManpowerGroup, Inc.	9,401	544,130
Maximus, Inc.	11,136	759,364
Parsons Corp.(1)	9,359	554,147
Paylocity Holding Corp.(1)	8,577	1,606,815
Science Applications International Corp.	9,618	1,079,813
		$13,647,218

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	9,335	$ 2,314,240
		$ 2,314,240
Residential REITs — 1.0%
American Homes 4 Rent, Class A	62,417	$ 2,359,987
Equity LifeStyle Properties, Inc.	37,591	2,507,319
Independence Realty Trust, Inc.	45,012	955,605
		$ 5,822,911
Retail REITs — 1.0%
Agree Realty Corp.	21,059	$1,625,544
Brixmor Property Group, Inc.	60,502	1,606,328
Kite Realty Group Trust	43,221	966,854
NNN REIT, Inc.	36,902	1,573,870
		$5,772,596
Semiconductors & Semiconductor Equipment — 2.4%
Allegro MicroSystems, Inc.(1)	26,164	$657,501
Amkor Technology, Inc.	22,738	410,648
Cirrus Logic, Inc.(1)	10,457	1,042,093
Entegris, Inc.	29,735	2,601,218
Lattice Semiconductor Corp.(1)	27,147	1,423,860
MACOM Technology Solutions Holdings, Inc.(1)	11,711	1,175,550
MKS Instruments, Inc.	13,241	1,061,266
Onto Innovation, Inc.(1)	9,718	1,179,182
Power Integrations, Inc.	11,390	575,195
Rambus, Inc.(1)	20,969	1,085,670
Silicon Laboratories, Inc.(1)	6,386	718,872
Synaptics, Inc.(1)	7,710	491,281
Universal Display Corp.	8,685	1,211,384
		$13,633,720
Software — 3.2%
AppFolio, Inc., Class A(1)	4,623	$1,016,598
Bill Holdings, Inc.(1)	18,454	846,854
Blackbaud, Inc.(1)	7,851	487,155
Commvault Systems, Inc.(1)	8,657	1,365,728
Docusign, Inc.(1)	39,749	3,235,569
Dolby Laboratories, Inc., Class A	11,953	959,945
Dropbox, Inc., Class A(1)	42,586	1,137,472
Dynatrace, Inc.(1)	58,899	2,777,088
Guidewire Software, Inc.(1)	16,433	3,078,887
Manhattan Associates, Inc.(1)	12,026	2,080,979
Qualys, Inc.(1)	7,199	906,570
		$17,892,845
Specialized REITs — 1.7%
CubeSmart	44,497	$1,900,467
EPR Properties	14,900	783,889
Gaming and Leisure Properties, Inc.	53,988	2,747,989
Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A	17,302	$ 1,968,622
National Storage Affiliates Trust	14,053	553,688
PotlatchDeltic Corp.	14,368	648,284
Rayonier, Inc.	27,649	770,854
		$ 9,373,793
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A(1)	9,911	$ 756,903
AutoNation, Inc.(1)	5,072	821,258
Bath & Body Works, Inc.	42,614	1,292,057
Burlington Stores, Inc.(1)	12,358	2,945,282
Chewy, Inc., Class A(1)	32,592	1,059,566
Dick's Sporting Goods, Inc.	11,393	2,296,373
Five Below, Inc.(1)	10,824	810,988
Floor & Decor Holdings, Inc., Class A(1)	21,098	1,697,756
GameStop Corp., Class A(1)	79,998	1,785,555
Gap, Inc.	43,778	902,265
Lithia Motors, Inc., Class A	5,241	1,538,443
Murphy USA, Inc.	3,584	1,683,799
Penske Automotive Group, Inc.	3,746	539,349
RH(1)	2,999	702,996
Valvoline, Inc.(1)	25,008	870,528
		$19,703,118
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc., Class A(1)	60,979	$2,699,540
		$2,699,540
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	23,621	$466,042
Columbia Sportswear Co.	6,415	485,551
Crocs, Inc.(1)	11,029	1,171,280
PVH Corp.	10,946	707,549
Skechers USA, Inc., Class A(1)	25,892	1,470,148
Under Armour, Inc., Class A(1)(2)	38,743	242,144
Under Armour, Inc., Class C(1)	26,567	158,074
VF Corp.	65,153	1,011,175
		$5,711,963
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	7,551	$1,701,542
Core & Main, Inc., Class A(1)	37,421	1,807,808
GATX Corp.	6,992	1,085,648
MSC Industrial Direct Co., Inc., Class A	8,792	682,875
Watsco, Inc.	6,853	3,483,380
WESCO International, Inc.	8,737	1,356,856
		$10,118,109

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities — 0.4%
Essential Utilities, Inc.	49,709	$ 1,964,997
		$ 1,964,997
Total Common Stocks (identified cost $386,507,679)		$537,976,965

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
SPDR S&P MidCap 400 ETF Trust	19,300	$ 10,296,165
Total Exchange-Traded Funds (identified cost $9,592,533)		$ 10,296,165

Short-Term Investments — 2.1%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	9,705,458	$ 9,705,458
Total Affiliated Fund (identified cost $9,705,458)		$ 9,705,458
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(4)	823,389	$ 823,389
Total Securities Lending Collateral (identified cost $823,389)		$ 823,389

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(5)	$1,000	$ 988,389
Total U.S. Treasury Obligations (identified cost $988,591)		$ 988,389
Total Short-Term Investments (identified cost $11,517,438)		$ 11,517,236
Total Investments — 100.1% (identified cost $407,617,650)		$559,790,366

Other Assets, Less Liabilities — (0.1)%	$ (489,903)
Net Assets — 100.0%	$559,300,463

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $4,984,339 and the total market value of the collateral received by the Fund was $5,127,285, comprised of cash of $823,389 and U.S. government and/or agencies securities of $4,303,896.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	38	Long	6/20/25	$11,166,680	$(92,110)
					$(92,110)
During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

CVT
S&P MidCap 400® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $9,705,458, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,207,731	$14,932,823	$(17,435,096)	$ —	$ —	$9,705,458	$67,054	9,705,458

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$537,976,965(1)	$ —	$ —	$537,976,965
Exchange-Traded Funds	10,296,165	—	—	10,296,165
Short-Term Investments:
Affiliated Fund	9,705,458	—	—	9,705,458
Securities Lending Collateral	823,389	—	—	823,389
U.S. Treasury Obligations	—	988,389	—	988,389
Total Investments	$558,801,977	$988,389	$ —	$559,790,366
Liability Description
Futures Contracts	$(92,110)	$ —	$ —	$(92,110)
Total	$(92,110)	$ —	$ —	$(92,110)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.